Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common shares par value (in dollars per share)	$ 0	$ 0
Preferred shares par value (in dollars per share)	$ 0	$ 0
Common shares, shares outstanding (in shares)	17,174,502	17,130,316
Common shares, shares issued (in shares)	17,174,502	17,130,316